Acquisitions, Divestitures and Discontinued Operations (Tables)	12 Months Ended
Dec. 31, 2011
Acquisitions, Divestitures and Discontinued Operations [Abstract]
Schedule of Business Acquisitions Fair Values Assigned
The following presents the values assigned to the net assets acquired as of the acquisition dates (in thousands):

Assets:
Current	$5,981
Noncurrent	748
Oil and natural gas properties	1,516,737
Total assets acquired	$1,523,466

Liabilities:
Current	$2,130
Asset retirement obligations	19,853
Total liabilities assumed	$21,983
Net assets acquired	$1,501,483

Business Acquisition Pro Forma Financial Information
The pro forma financial information is not necessarily indicative of the results of operations if the acquisitions had been effective as of this date.

	Year Ended December 31,
	2011	2010
	(in thousands, except per unit amounts)

Total revenues and other	$1,819,878	$939,572
Total operating expenses	$901,967	$720,360
Net income (loss)	$528,046	$(86,952)

Net income (loss) per unit:
Basic	$3.01	$(0.57)
Diluted	$3.00	$(0.57)